Average Annual Total Returns{- Franklin Convertible Securities Fund} - Franklin Investors Securities Trust - FIST1-32 - Franklin Convertible Securities Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	ICE BofA All Alternatives U.S. Convertibles Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	ICE BofA All Alternatives U.S. Convertibles Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	ICE BofA All Alternatives U.S. Convertibles Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	38.18%	17.79%	12.14%	34.25%	15.08%	10.12%	24.49%	13.27%	9.09%	44.14%	18.23%	11.94%	46.74%	19.56%	14.05%	[1]	46.60%	19.43%	13.06%	39.37%	16.98%	12.44%

[1]	1. Since inception March 4, 2014.